Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		5/18/2011

2	Payment Date		5/20/2011

3	Collection Period	3/27/2011	4/30/2011	35

4	Monthly Interest Period- Actual	4/20/2011	5/19/2011	30

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	49,314,043.47	—	33,009,944.66	16,304,098.81	0.0776386
7	Class A-2 Notes	344,000,000.00	344,000,000.00	—	—	344,000,000.00	1.0000000
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$839,314,043.47	$—	$33,009,944.66	$806,304,098.81

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$1,053,600,533.95			$1,020,590,589.29

13	NPV Lease Payments Receivable	535,197,375.56	395,713,563.83			371,671,018.25
14	NPV Base Residual	655,283,127.08	657,886,970.12			648,919,571.04

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2991%	12,290.29	0.0585252	33,022,234.95	157.2487379
16	Class A-2 Notes	0.7700%	220,733.33	0.6416667	220,733.33	0.6416667
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		616,648.63		33,626,593.29

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	23,344,087.03
20	Pull Ahead Waived Payments	—
21	Sales Proceeds — Early Terminations	11,965,823.72
22	Sales Proceeds — Scheduled Terminations	5,484,294.67
23	Security Deposits for Terminated Accounts	7,874.00
24	Excess Wear and Tear Received	10,418.88
25	Excess Mileage Charges Received	93,281.40
26	Other Recoveries Received	15,909.66

27	Subtotal: Total Collections	40,921,689.36

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	1,218.01

31	Total Available Funds, prior to Servicer Advances	40,922,907.37

32	Servicer Advance	—

33	Total Available Funds	40,922,907.37

34	Reserve Account Draw	—

35	Available for Distribution	40,922,907.37

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		878,000.44
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		616,648.63
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	39,423,258.30
49	Regular Principal Distribution Amount	33,009,944.66
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		33,009,944.66
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		6,413,313.64

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-2011	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	839,314,043.47
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,020,590,589.29)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	839,314,043.47
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(806,304,098.81)

61	Regular Principal Distribution Amount	33,009,944.66

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,020,590,589.29
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	806,304,098.81

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	40,922,907.37
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	878,000.44
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	616,648.63
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	39,423,258.30
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	39,423,258.30

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	175.09

88	Subtotal: Reserve Fund Available for Distribution	5,952,577.60
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,577.60
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	175.09

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	227	4,841,875.51
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(5,486,694.67)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(8,688.00)
99	Less: Excess Wear and Tear Received		(10,418.88)
100	Less: Excess Mileage Received		(93,281.40)

101	Current Period Net Residual Losses/(Gains)	227	(757,207.44)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	21	(345,159.49)
104	Current Period Net Residual Losses (Item 101)	227	(757,207.44)

105	Ending Cumulative Net Residual Losses	248	(1,102,366.93)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.09%

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-2011	PAGE 3

G.	POOL STATISTICS
		Initial	Current
107	Collateral Pool Balance Data

108	Aggregate Securitization Value	1,190,480,503	1,020,590,589
109	Aggregate Base Residual Value	769,817,973	729,613,231
110	Number of Current Contracts	48,182	45,827
111	Weighted Average Lease Rate	2.69%	2.68%
112	Average Remaining Term	27.4	19.8
113	Average Original Term	38.2	38.3
114	Proportion of Base Prepayment Assumption Realized		105.56%
115	Actual Monthly Prepayment Speed		0.88%
116	Turn-in Ratio on Scheduled Terminations		85.02%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		46,592	1,140,418,194	1,053,600,534
118	Depreciation/Payments			(17,503,253)	(16,802,178)
119	Gross Credit Losses		(21)	(509,189)	(514,786)
120	Early Terminations — Regular		(512)	(11,532,027)	(10,736,278)
121	Early Terminations — Lease Pull Aheads		(5)	(140,684)	(114,827)
122	Scheduled Terminations — Returned to VCI	4,690,546	(193)	(4,543,127)	(4,118,850)
123	Scheduled Terminations — Purchased	796,149	(34)	(794,735)	(723,026)

124	Pool Balance — End of Period		45,827	1,105,395,179	1,020,590,589

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current	45,672	1,016,890,764	99.64%
127	31 - 90 Days Delinquent	138	3,293,095	0.32%
128	91+ Days Delinquent	17	406,731	0.04%

129	Total	45,827	1,020,590,589	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	21	514,786
132	Aggregate Liquidation Proceeds on charged-off units		(333,366)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		—

136	Current Period Aggregate Net Credit Losses/(Gains)	21	181,420

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	38	182,145
139	Current Period Net Credit Losses (Item 136)	21	181,420

140	Ending Cumulative Net Credit Losses	59	363,565

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity	133
144	61 - 120 Days since Contract Maturity	—
145	121+ Days since Contract Maturity	—

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
6/20/2011	17,335,706
7/20/2011	19,328,898
8/20/2011	36,149,922
9/20/2011	17,986,498
10/20/2011	17,292,208
11/20/2011	16,351,860
12/20/2011	16,438,699
1/20/2012	16,540,448
2/20/2012	17,646,077
3/20/2012	19,014,659
4/20/2012	28,726,017
5/20/2012	50,681,159
6/20/2012	41,893,124
7/20/2012	42,846,457
8/20/2012	47,606,523
9/20/2012	40,924,920
10/20/2012	35,066,409
11/20/2012	22,269,400
12/20/2012	16,095,354
1/20/2013	27,059,231
2/20/2013	29,009,364
3/20/2013	35,756,544
4/20/2013	43,121,342
5/20/2013	44,378,748
6/20/2013	39,038,146
7/20/2013	41,169,214
8/20/2013	38,241,505
9/20/2013	39,294,802
10/20/2013	32,558,447
11/20/2013	25,692,844
12/20/2013	23,952,259
1/20/2014	21,928,091
2/20/2014	18,383,731
3/20/2014	11,806,623
4/20/2014	5,012,426
5/20/2014	4,319,210
6/20/2014	4,128,003
7/20/2014	3,757,486
8/20/2014	3,497,910
9/20/2014	3,932,372
10/20/2014	4,106,651
11/20/2014	238,869
12/20/2014	12,430
1/20/2015	—
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—

Total:	1,020,590,589

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants None in the current month

     Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and      the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
     None in the current month